Basis of Presentation and Accounting Policies (Transition adjustments - Condensed consolidated Statements of Income) (Details) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Consolidated Statements of Income (Loss) (unaudited)
Revenue	$ 1,316	$ 1,329	$ 2,671	$ 2,574
Operating, general and administrative expenses	(767)	(846)	(1,577)	(1,611)
Restructuring costs	0	(417)	(1)	(417)
Amortization:
Deferred equipment revenue	5	8	11	17
Deferred equipment costs	(21)	(28)	(45)	(58)
Property, plant and equipment, intangibles and other	(248)	(234)	(492)	(473)
Operating income from continuing operations	285	(188)	567	32
Amortization of financing costs - long-term debt	0	(1)	(1)	(2)
Interest expense	(68)	(63)	(130)	(124)
Equity income of an associate or joint venture (note 7)	3	16	26	46
Other revenue (expense)	(4)	1	(5)	5
Income from continuing operations before income taxes	216	(235)	457	(43)
Current income tax expense	42	42	77	78
Deferred income tax expense	19	(102)	39	(63)
Net income from continuing operations	155	(175)	341	(58)
Loss from discontinued operations, net of tax	0	0	0	(6)
Net income	152	(175)	339	(64)
Net income from continuing operations attributable to:
Equity shareholders	155	(175)	341	(58)
Loss from discontinued operations attributable to:
Equity shareholders	$ 0	$ 0	$ 0	$ (6)
Basic earnings (loss) per share
Continuing operations	$ 0.3	$ (0.35)	$ 0.66	$ (0.12)
Discontinued operations	0	0	0	(0.01)
Basic earnings (loss) per share	0.3	(0.35)	0.66	(0.13)
Diluted earnings (loss) per share
Continuing operations	0.3	(0.35)	0.66	(0.12)
Discontinued operations	0	0	0	(0.01)
Diluted earnings (loss) per share	$ 0.3	$ (0.35)	$ 0.66	$ (0.13)
IFRS 15 - Revenue from Contracts with Customers [member]
Consolidated Statements of Income (Loss) (unaudited)
Revenue		$ 1,329		$ 2,574
Operating, general and administrative expenses		(846)		(1,611)
Amortization:
Other revenue (expense)		1		5
Net income from continuing operations		(173)		(59)
As reported [member]
Consolidated Statements of Income (Loss) (unaudited)
Revenue		1,355		2,604
Operating, general and administrative expenses		(854)		(1,622)
Restructuring costs		(417)		(417)
Amortization:
Deferred equipment revenue		8		17
Deferred equipment costs		28		(58)
Property, plant and equipment, intangibles and other		(231)		(466)
Operating income from continuing operations		(167)		58
Amortization of financing costs - long-term debt		(1)		(2)
Interest expense		(63)		(124)
Equity income of an associate or joint venture (note 7)		16		46
Other revenue (expense)		(2)		2
Income from continuing operations before income taxes		(217)		(20)
Current income tax expense		42		78
Deferred income tax expense		95		(54)
Net income from continuing operations		(164)		(44)
Loss from discontinued operations, net of tax		0		(6)
Net income		(164)		(50)
Net income from continuing operations attributable to:
Equity shareholders		(164)		(44)
Loss from discontinued operations attributable to:
Equity shareholders		$ 0		$ (6)
Basic earnings (loss) per share
Continuing operations		$ (0.33)		$ (0.1)
Discontinued operations		0		(0.01)
Basic earnings (loss) per share		(0.33)		(0.11)
Diluted earnings (loss) per share
Continuing operations		(0.33)		(0.1)
Discontinued operations		0		(0.01)
Diluted earnings (loss) per share		$ (0.33)		$ (0.11)
As reported [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Consolidated Statements of Income (Loss) (unaudited)
Revenue		$ 1,355		$ 2,604
Operating, general and administrative expenses		(854)		(1,622)
Amortization:
Other revenue (expense)		(2)		2
Net income from continuing operations		(164)		(50)
The effect of transition to IFRS 15 and adoption of our new accounting policy [member]
Consolidated Statements of Income (Loss) (unaudited)
Revenue		1,329		2,574
Operating, general and administrative expenses		(846)		(1,611)
Restructuring costs		(417)		(417)
Amortization:
Deferred equipment revenue		8		17
Deferred equipment costs		28		(58)
Property, plant and equipment, intangibles and other		(234)		(473)
Operating income from continuing operations		(188)		32
Amortization of financing costs - long-term debt		(1)		(2)
Interest expense		(63)		(124)
Equity income of an associate or joint venture (note 7)		16		46
Other revenue (expense)		1		5
Income from continuing operations before income taxes		(235)		(43)
Current income tax expense		42		78
Deferred income tax expense		(102)		(63)
Net income from continuing operations		(175)		(58)
Loss from discontinued operations, net of tax		0		(6)
Net income		(175)		(64)
Net income from continuing operations attributable to:
Equity shareholders		(175)		(58)
Loss from discontinued operations attributable to:
Equity shareholders		$ 0		$ (6)
Basic earnings (loss) per share
Continuing operations		$ (0.35)		$ (0.12)
Discontinued operations		0		(0.01)
Basic earnings (loss) per share		(0.35)		(0.13)
Diluted earnings (loss) per share
Continuing operations		(0.35)		(0.12)
Discontinued operations		0		(0.01)
Diluted earnings (loss) per share		$ (0.35)		$ (0.13)
The effect of transition to IFRS 15 and adoption of our new accounting policy [member] | IFRS 15 - Revenue from Contracts with Customers [member]
Consolidated Statements of Income (Loss) (unaudited)
Revenue		$ (26)
IFRS 15 transition [Member] | IFRS 15 - Revenue from Contracts with Customers [member]
Consolidated Statements of Income (Loss) (unaudited)
Revenue		(26)		$ (30)
Operating, general and administrative expenses		8		11
Restructuring costs		0		0
Amortization:
Deferred equipment revenue		0		0
Deferred equipment costs		0		0
Property, plant and equipment, intangibles and other		0		0
Operating income from continuing operations		(18)		(19)
Amortization of financing costs - long-term debt		0		0
Interest expense		0		0
Equity income of an associate or joint venture (note 7)		0		0
Other revenue (expense)		3		3
Income from continuing operations before income taxes		(15)		(16)
Current income tax expense		0		0
Deferred income tax expense		6		(7)
Net income from continuing operations		(9)		(9)
Loss from discontinued operations, net of tax		0		0
Net income		(9)		(9)
Net income from continuing operations attributable to:
Equity shareholders		(9)		(9)
Loss from discontinued operations attributable to:
Equity shareholders		$ 0		$ 0
Basic earnings (loss) per share
Continuing operations		$ 0		$ 0
Discontinued operations		0		0
Basic earnings (loss) per share		0		0
Diluted earnings (loss) per share
Continuing operations		0		0
Discontinued operations		0		0
Diluted earnings (loss) per share		$ 0		$ 0
Change in accounting policy [member]
Consolidated Statements of Income (Loss) (unaudited)
Revenue		$ 0		$ 0
Operating, general and administrative expenses		0		0
Restructuring costs		0		0
Amortization:
Deferred equipment revenue		0		0
Deferred equipment costs		0		0
Property, plant and equipment, intangibles and other		(3)		(7)
Operating income from continuing operations		(3)		(7)
Amortization of financing costs - long-term debt		0		0
Interest expense		0		0
Equity income of an associate or joint venture (note 7)		0		0
Other revenue (expense)		0		0
Income from continuing operations before income taxes		(3)		(7)
Current income tax expense		0		0
Deferred income tax expense		1		(2)
Net income from continuing operations		(2)		(5)
Loss from discontinued operations, net of tax		0		0
Net income		(2)		(5)
Net income from continuing operations attributable to:
Equity shareholders		(2)		(5)
Loss from discontinued operations attributable to:
Equity shareholders		$ 0		$ 0
Basic earnings (loss) per share
Continuing operations		$ 0		$ 0
Discontinued operations		0		0
Basic earnings (loss) per share		0		0
Diluted earnings (loss) per share
Continuing operations		0		0
Discontinued operations		0		0
Diluted earnings (loss) per share		$ 0		$ 0